Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.6%)
Communication Services (5.4%)
	Electronic Arts Inc.	331,180	45,156
*	ZoomInfo Technologies Inc. Class A	1,474,464	37,702
*	Trade Desk Inc. Class A	377,088	34,413
*	Warner Bros Discovery Inc.	1,805,488	23,598
*	Pinterest Inc. Class A	487,669	14,137
*	Live Nation Entertainment Inc.	105,956	9,298
			164,304
Consumer Discretionary (10.0%)
	Hilton Worldwide Holdings Inc.	251,022	39,031
*	Mattel Inc.	1,708,667	36,395
*	Lululemon Athletica Inc.	76,436	28,933
*	Etsy Inc.	278,637	28,324
*	Caesars Entertainment Inc.	375,709	22,174
*	Bright Horizons Family Solutions Inc.	219,904	21,337
	Boyd Gaming Corp.	276,405	18,884
	Domino's Pizza Inc.	47,424	18,815
	Lithia Motors Inc. Class A	44,512	13,822
	Tractor Supply Co.	58,404	13,082
	Ross Stores Inc.	113,269	12,985
*	Chipotle Mexican Grill Inc. Class A	6,362	12,484
	Planet Fitness Inc. Class A	182,896	12,353
	BorgWarner Inc. (XNYS)	209,302	9,733
*	Burlington Stores Inc.	47,063	8,359
*	Chewy Inc. Class A	223,231	7,568
*	Floor & Decor Holdings Inc. Class A	27,464	3,154
			307,433
Consumer Staples (2.4%)
*	Freshpet Inc.	656,404	48,272
*	Celsius Holdings Inc.	124,314	17,988
	Dollar General Corp.	48,462	8,183
			74,443
Energy (3.5%)
	Cheniere Energy Inc.	252,087	40,803
	SM Energy Co.	671,676	24,375
	Coterra Energy Inc.	853,849	23,515
	Permian resources Corp. Class A	1,513,802	17,696
			106,389
Financials (8.8%)
	MSCI Inc. Class A	124,722	68,358
	Hamilton Lane Inc. Class A	529,985	46,867
	Aon plc Class A (XNYS)	102,092	32,516

		Shares	Market Value ($000)
	Apollo Global Management Inc.	387,026	31,624
	Ares Management Corp. Class A	308,858	30,645
	KKR & Co. Inc.	395,109	23,461
*	Block Inc. (XNYS)	181,041	14,579
	Moody's Corp.	33,343	11,762
	Global Payments Inc.	71,516	7,885
			267,697
Health Care (21.3%)
*	Veeva Systems Inc. Class A	371,730	75,915
*	ICON plc ADR	193,780	48,718
*	Align Technology Inc.	127,834	48,307
*	Exact Sciences Corp.	480,331	46,851
*	Illumina Inc.	207,796	39,928
*	Molina Healthcare Inc.	130,475	39,728
	Agilent Technologies Inc.	326,136	39,714
*	Insulet Corp.	134,501	37,223
*	IDEXX Laboratories Inc.	54,558	30,265
*	Omnicell Inc.	473,775	29,919
*	DexCom Inc.	220,636	27,482
*	Hologic Inc.	303,819	24,129
*	Repligen Corp.	122,211	20,967
*	Inspire Medical Systems Inc.	72,778	20,946
	STERIS plc	87,584	19,755
	Alcon Inc.	214,327	18,201
*	IQVIA Holdings Inc.	71,030	15,894
	ResMed Inc.	64,360	14,310
	Teleflex Inc.	53,143	13,348
*	Edwards Lifesciences Corp.	126,789	10,406
	Humana Inc.	22,096	10,094
*	Natera Inc.	223,209	10,093
*	BioMarin Pharmaceutical Inc.	95,946	8,437
			650,630
Industrials (18.7%)
	TransUnion	881,610	70,255
	BWX Technologies Inc.	878,061	60,586
*	Builders FirstSource Inc.	356,329	51,465
*	XPO Inc.	582,209	40,312
	KBR Inc.	628,165	38,626
*	Ceridian HCM Holding Inc.	541,669	38,356
	Quanta Services Inc.	152,324	30,712
	Knight-Swift Transportation Holdings Inc.	441,109	26,797
*	MasTec Inc.	206,102	24,268
*	Clean Harbors Inc.	139,747	23,234
	Hexcel Corp.	325,927	23,037
	Cintas Corp.	41,313	20,741
	Stanley Black & Decker Inc.	194,901	19,348
*	Beacon Roofing Supply Inc.	225,426	19,312
*	Array Technologies Inc.	938,203	17,873
	Equifax Inc.	76,983	15,711
	Waste Connections Inc. (XTSE)	98,825	13,951
	JB Hunt Transport Services Inc.	60,789	12,397
	Paycom Software Inc.	26,569	9,798
*	Shoals Technologies Group Inc. Class A	317,736	8,248
*	Axon Enterprise Inc.	44,278	8,233
			573,260
Information Technology (21.7%)
	Gartner Inc.	170,176	60,172

		Shares	Market Value ($000)
*	MongoDB Inc. Class A	134,261	56,846
	CDW Corp.	272,631	51,001
	KLA Corp.	86,006	44,203
*	Palo Alto Networks Inc.	164,846	41,205
*	Fair Isaac Corp.	42,594	35,692
*	HubSpot Inc.	57,043	33,116
	Monolithic Power Systems Inc.	55,375	30,982
	Marvell Technology Inc.	457,370	29,788
	Lam Research Corp.	37,555	26,983
*	Cadence Design Systems Inc.	99,768	23,347
*	ON Semiconductor Corp.	210,920	22,727
*	Bill Holdings Inc.	179,099	22,448
	Universal Display Corp.	147,243	21,480
*,1	Wolfspeed Inc.	316,738	20,873
	Microchip Technology Inc.	208,388	19,576
*	Palantir Technologies Inc. Class A	933,458	18,520
*	Guidewire Software Inc.	195,978	16,623
*	EPAM Systems Inc.	58,925	13,954
*	Twilio Inc. Class A	192,561	12,715
	Amphenol Corp. Class A	143,486	12,671
*	Workday Inc. Class A	48,192	11,428
*	SolarEdge Technologies Inc.	41,959	10,131
	Cognizant Technology Solutions Corp. Class A	122,713	8,103
*	Okta Inc.	104,082	8,000
*	Arista Networks Inc.	46,898	7,273
	Coherent Corp.	94,612	4,481
			664,338
Materials (2.8%)
*	ATI Inc.	530,953	25,316
	Albemarle Corp.	111,957	23,766
	Eagle Materials Inc.	128,059	23,611
	Sherwin-Williams Co.	48,460	13,399
			86,092
Total Common Stocks (Cost $2,325,818)			2,894,586
Temporary Cash Investments (4.9%)
Money Market Fund (4.9%)
[2,3]	Vanguard Market Liquidity Fund, 5.274% (Cost $151,653)	1,516,845	151,654
Total Investments (99.5%) (Cost $2,477,471)			3,046,240
Other Assets and Liabilities—Net (0.5%)			15,066
Net Assets (100%)			3,061,306
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,048,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,049,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	404	93,213	371
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.